PAINEWEBBER BALANCED FUND
                                                               SEMIANNUAL REPORT

                                                  April 16, 1999
Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber Balanced Fund (the "Fund") for the six-month period ended February 28, 1999.


MARKET REVIEW

The stock market, as measured by the S&P 500 Index (the "Index"), gained 30.27% for the six-month period ended February 28, 1999. As the period began, the market had just lost 14.45% in August 1998. Stock prices came back through the period, but endured considerable volatility along the way. The Federal Reserve reduced short-term interest rates to quell investor anxieties, and the market -- led by technology stocks -- rebounded with strong gains at the end of 1998. Prices remained volatile, however, and the Index posted a much lower gain in January 1999. Investors began to worry that inflation might heat up and cause interest rates to rise again. Concerns about decreasing demand for PCs and a potential for year 2000 disruptions hurt technology stock prices. The Index lost 3.11% in February, its first monthly loss since August.

OUTLOOK

The economy is sending mixed signals -- auto sales look strong but airline traffic has been weak. Unemployment is down, but inflation does not seem to be increasing. We'll be watching for a clear signal on interest rates from the Federal Reserve, but right now it looks as if monetary policy will remain on hold.

The stock market has remained volatile since period-end -- the Dow Jones Industrial Average recently surpassed 10,000 but promptly fell back almost 180 points intraday. Technology stocks are still correcting, and no other sector has emerged yet as a market leader. This could be good for the long-term health of the market, in that it may encourage investors to diversify into other capitalization segments or styles as market volatility subsides.

--------------------------------------------------------------------------------
PAINEWEBBER
BALANCED FUND
PROFILE

[ARROW] GOAL:
High total return with low volatility

[ARROW] PORTFOLIO MANAGERS:
Kirby Barneby,
Asset Allocator;
Dennis McCauley,
Fixed Income Sector;
Mark Tincher,
Equity Sector;
Susan Ryan,
Money Market Sector;
Mitchell Hutchins Asset
Management Inc.

[ARROW] TOTAL NET ASSETS:
$255.9 million as of
February 28, 1999

[ARROW] DIVIDEND PAYMENTS:
Semiannually
--------------------------------------------------------------------------------

PORTFOLIO REVIEW

PERFORMANCE

The Fund's total return consists of the change in net asset value with dividends reinvested. For the six-month period ended February 28, 1999, without deducting sales charges, Class A shares gained 14.94%, Class B shares gained 14.44%, Class C shares gained 14.52% and Class Y shares gained 15.03%.

The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares

SEMIANNUAL REPORT


gained 9.78%, Class B shares gained 9.44% and Class C shares gained 13.52%. Class Y shares are not subject to sales charges.

HIGHLIGHTS

The Fund employs a disciplined, model-based approach to calculate expected returns for U.S. stocks, bonds and cash. Based on consensus expectations for key economic variables such as interest rates, profit growth and inflation, as well as fundamental valuation techniques, the Fund seeks to determine whether the expected return from stocks is sufficient to offset the additional risk when compared to bonds and "risk-free" cash investments (the one-year U.S. Treasury bill). Fund assets are allocated according to the model, with a minimum of 25% of portfolio assets in bonds or cash at all times.

At the beginning of the period, our monthly survey indicated an improvement in the outlook for stocks and a decline in the outlook for bonds. The Fund thus started the period by increasing its stock weighting to 65% and decreasing its bond weighting to 30%, with 5% in cash. There were no changes to the Fund's asset allocation through November. In late November our survey indicated a decline in the expected return for bonds, so for December we reduced the Fund's bond allocation to 20% and increased cash to 15%.

Stocks remained weighted at 65% through December. By month-end, however, a moderate decrease in expectations for corporate profits caused a decline in the outlook for stocks relative to bonds. Accordingly, the Fund reverted to a neutral allocation for January 1999: 60% stocks, 35% bonds and 5% cash. In February the outlook for bonds improved further relative to stocks, largely because of rising stock prices. As a result, the Fund's asset allocation shifted to 50% stocks, 45% bonds and 5% cash, and finished the period there.* Over the course of the fiscal period, the Fund's asset allocation shifts generally added to performance.

The Fund's performance during the period was helped by positions in consumer cyclical stocks (14.4%*) and technology stocks (8.2%*). The ongoing convergence of telecommunications and media/entertainment has created good performers among our holdings, for example, MCI WorldCom (1.4%*). Technology stocks such as Cisco Systems (1.0%*) also were strong performers.

--------------------------------------------------------------------------------
PAINEWEBBER
BALANCED FUND

[PIE CHARTS]

Asset Allocations*

                                As of August 31,        As of February 28,
                                     1998                      1999

Stocks                               48.7%                     45.6%

Bonds                                42.6%                     41.1%

Cash                                  8.7%                     13.3%
--------------------------------------------------------------------------------



TOP FIVE EQUITY SECTORS*

                                 8/31/98                            2/28/99
           ----------------------------------------------------------------
           Financial Services    12.0%       Consumer Cyclical      14.4%
           Consumer Cyclical     11.1        Technology              8.2
           Technology             4.8        Financial Services      7.7
           Healthcare             4.8        Healthcare              5.9
           Utilities              3.5        Utilities               4.3
           ----------------------------------------------------------------


*Portfolio weightings represent percentages of portfolio assets as of February 28, 1999 except where noted otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER BALANCED FUND
                                                               SEMIANNUAL REPORT


Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a Quarterly Review on PaineWebber Balanced Fund or another fund in the PaineWebber Family of Funds(1), please contact your Financial Advisor.








Sincerely,


/s/ Margo Alexander
MARGO ALEXANDER
Chairman and Chief Executive Officer
Mitchell Hutchins Asset Management Inc.



/s/ T. Kirkham Barneby
T. KIRKHAM BARNEBY
Managing Director and
Chief Investment Officer -- Quantitative Investments
Mitchell Hutchins Asset Management Inc.



/s/ Dennis L. McCauley
DENNIS L. McCAULEY
Managing Director and
Chief Investment Officer -- Fixed Income
Mitchell Hutchins Asset Management Inc.



/s/ Mark A. Tincher
MARK A. TINCHER
Managing Director and
Chief Investment Officer -- Equities
Mitchell Hutchins Asset Management Inc.



/s/ Susan P. Ryan
SUSAN P. RYAN
Senior Vice President
Mitchell Hutchins Asset Management Inc.
PORTFOLIO REVIEW

(1) Mutual Funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

    This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended February 28, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

PAINEWEBBER BALANCED FUND

PERFORMANCE RESULTS (unaudited)

                                          Net Asset Value                              Total Return(1)
                             -----------------------------------------      -----------------------------------
                                                                               12 Months            6 months
                             02/28/99        08/31/98         02/28/98      Ended 02/28/99       Ended 02/28/99
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                $11.57           $11.27          $12.15            7.42%                14.94%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                 11.81            11.48           12.39            6.53                 14.44
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                 11.58            11.28           12.18            6.62                 14.52

Performance Summary Class A Shares

                                 Net Asset Value
                             -----------------------        Capital Gains     Dividends               Total
Period Covered               Beginning        Ending         Distributed        Paid                 Return(1)
---------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91             $10.09           $11.02           --             $0.2293                11.53%
---------------------------------------------------------------------------------------------------------------------------
1992                           11.02            11.24           --              0.3414                 5.18
---------------------------------------------------------------------------------------------------------------------------
1993                           11.24            11.94          $0.7771          0.2510                15.63
---------------------------------------------------------------------------------------------------------------------------
1994                           11.94             9.32           1.2011          0.2311                (9.88)
---------------------------------------------------------------------------------------------------------------------------
1995                            9.32            10.41           0.7468          0.3100                23.13
---------------------------------------------------------------------------------------------------------------------------
1996                           10.41            10.61           1.0303          0.2516                14.74
---------------------------------------------------------------------------------------------------------------------------
1997                           10.61            11.38           1.5503          0.2205                24.57
---------------------------------------------------------------------------------------------------------------------------
1998                           11.38            12.00           1.2252          0.2196                18.95
---------------------------------------------------------------------------------------------------------------------------
01/01/99-02/28/99              12.00            11.57            --               --                  (3.58)
---------------------------------------------------------------------------------------------------------------------------
                                                    Totals:    $6.5308         $2.0545
---------------------------------------------------------------------------------------------------------------------------
                                                    Cumulative Total Return as of 02/28/99:         146.75%
---------------------------------------------------------------------------------------------------------------------------

Performance Summary Class B Shares

                                  Net Asset Value
                             -----------------------        Capital Gains     Dividends               Total
Period Covered               Beginning        Ending         Distributed        Paid                 Return(1)
---------------------------------------------------------------------------------------------------------------------------
12/12/86-12/31/86             $10.00            $9.76           --                --                  (2.40)%
---------------------------------------------------------------------------------------------------------------------------
1987                            9.76             9.27          $0.1687         $0.4407                 1.21
---------------------------------------------------------------------------------------------------------------------------
1988                            9.27             9.79           --              0.5225                11.34
---------------------------------------------------------------------------------------------------------------------------
1989                            9.79            10.03           0.1286          0.6768                10.84
---------------------------------------------------------------------------------------------------------------------------
1990                           10.03             9.60           0.0021          0.6200                 1.95
---------------------------------------------------------------------------------------------------------------------------
1991                            9.60            11.01           --              0.3478                18.52
---------------------------------------------------------------------------------------------------------------------------
1992                           11.01            11.28           --              0.2146                 4.46
---------------------------------------------------------------------------------------------------------------------------
1993                           11.28            12.02           0.7771          0.1173                14.66
---------------------------------------------------------------------------------------------------------------------------
1994                           12.02             9.43           1.2011          0.1189               (10.51)
---------------------------------------------------------------------------------------------------------------------------
1995                            9.43            10.57           0.7468          0.2049                22.23
---------------------------------------------------------------------------------------------------------------------------
1996                           10.57            10.79           1.0303          0.1632                13.81
---------------------------------------------------------------------------------------------------------------------------
1997                           10.79            11.61           1.5503          0.1213                23.63
---------------------------------------------------------------------------------------------------------------------------
1998                           11.61            12.26           1.2252          0.1331                18.02
---------------------------------------------------------------------------------------------------------------------------
01/01/99-02/28/99              12.26            11.81           --                --                  (3.67)
---------------------------------------------------------------------------------------------------------------------------
                                                   Totals:     $6.8302         $3.6811
---------------------------------------------------------------------------------------------------------------------------
                                                            Cumulative Total Return as of 02/28/99:  221.38%
---------------------------------------------------------------------------------------------------------------------------

Performance Summary Class C Shares

                                  Net Asset Value
                             -----------------------        Capital Gains     Dividends               Total
Period Covered               Beginning        Ending         Distributed        Paid                 Return(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92             $10.86           $11.25           --             $0.1619                 5.08%
---------------------------------------------------------------------------------------------------------------------------
1993                           11.25            11.94          $0.7771          0.1728                14.79
---------------------------------------------------------------------------------------------------------------------------
1994                           11.94             9.35           1.2011          0.1313               (10.48)
---------------------------------------------------------------------------------------------------------------------------
1995                            9.35            10.45           0.7468          0.2188                22.15
---------------------------------------------------------------------------------------------------------------------------
1996                           10.45            10.65           1.0303          0.1708                13.86
---------------------------------------------------------------------------------------------------------------------------
1997                           10.65            11.42           1.5503          0.1343                23.61
---------------------------------------------------------------------------------------------------------------------------
1998                           11.42            12.02           1.2252          0.1496                18.04
---------------------------------------------------------------------------------------------------------------------------
01/01/99-02/28/99              12.02            11.58           --                --                  (3.66)
---------------------------------------------------------------------------------------------------------------------------
                                                   Totals:     $6.5308         $1.1395
---------------------------------------------------------------------------------------------------------------------------
                                                            Cumulative Total Return as of 02/28/99:  111.10%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER BALANCED FUND


PERFORMANCE RESULTS (unaudited) (concluded)


AVERAGE ANNUAL TOTAL RETURN

                                       % Return Without Deducting                    % Return After Deducting
                                           Maximum Sales Charge                         Maximum Sales Charge
                                   ----------------------------------            ---------------------------------
Class                                A*            B**           C***              A*           B**           C***
---------------------------------------------------------------------------------------------------------------------------
TWELVE MONTHS ENDED 03/31/99        4.71%         3.89%         4.02%            0.00%        (0.76)%        3.09%
---------------------------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/99          13.96         13.12         13.12            12.90         12.88         13.12
---------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 03/31/99             N/A         11.25           N/A              N/A         11.25           N/A
---------------------------------------------------------------------------------------------------------------------------
Commencement of Operations
    Through 03/31/99+              12.44         10.07         11.80            11.77         10.07         11.80
---------------------------------------------------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 services fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

  + Commencement of operations was July 1, 1991, December 12, 1986 and July 2,
    1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended February 28, 1999 and since inception, March 26, 1998 through February 28, 1999, Class Y shares had a total return of 15.03% and 4.21%, respectively. For the year ended March 31, 1999 and since inception through March 31, 1999, Class Y shares have an average annual total return of 5.02% and 4.93%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER BALANCED FUND

PORTFOLIO OF INVESTMENTS                           FEBRUARY 28, 1999 (unaudited)

Number of
  Shares                                                         Value
---------                                                        -----

COMMON STOCKS--48.95%

Airlines--0.38%
  20,300    US Airways Group, Inc.* ......................    $  961,713
                                                              ----------

Apparel, Retail--0.88%
  78,800    TJX Companies, Inc. ..........................     2,250,725
                                                              ----------

Apparel, Textiles--0.30%
  30,500    Westpoint Stevens Inc.* ......................       777,750
                                                              ----------

Banks--1.60%
   9,600    Bank One Corp. ...............................       516,000
  38,000    The Chase Manhattan Corp. ....................     3,025,750
   8,000    Mellon Bank Corp. ............................       541,000
                                                              ----------
                                                               4,082,750
                                                              ----------

Computer Hardware--3.61%
  26,700    Cisco Systems Inc.* ..........................     2,611,594
  53,000    Compaq Computer Corp. ........................     1,868,250
  13,500    Dell Computer Corp.(1)* ......................     1,081,687
  33,700    Hewlett-Packard Co. ..........................     2,238,944
   8,400    International Business Machines ..............     1,428,000
                                                              ----------
                                                               9,228,475
                                                              ----------

Computer Software--2.42%
  16,100    BMC Software, Inc.* ..........................       658,088
  45,300    Cadence Design Systems, Inc.* ................     1,090,031
  18,400    Compuware Corp.* .............................     1,029,250
  29,800    Network Associates Inc.* .....................     1,400,600
  36,500    Sterling Software Inc.* ......................       930,750
  36,500    Unisys Corp.* ................................     1,088,156
                                                              ----------
                                                               6,196,875
                                                              ----------

Consumer Durables--1.10%
  27,700    Furniture Brands International Inc.* .........       592,088
  39,800    Maytag Corp. .................................     2,231,287
                                                              ----------
                                                               2,823,375
                                                              ----------

Defense/ Aerospace--1.01%
  21,500    Allied-Signal, Inc. ..........................       889,562
  19,000    Lockheed Martin Corp. ........................       716,063
  20,400    Newport News Shipbuilding Inc. ...............       590,325
  10,200    Precision Castparts Corp. ....................       378,675
                                                              ----------
                                                               2,574,625
                                                              ----------

Diversified Retail--2.61%
  44,300    Dayton Hudson Corp. ..........................     2,771,519
  19,000    Family Dollar Stores Inc. ....................       380,000
  36,600    Federated Department Stores, Inc.* ...........     1,393,087
  33,300    Fred Meyer Inc.* .............................     2,139,525
                                                              ----------
                                                               6,684,131
                                                              ----------


Number of
  Shares                                                         Value
---------                                                        -----

Drugs & Medicine--5.31%
  25,350    Amerisource Health Corp.* ....................    $1,891,744
  25,300    Biogen, Inc.* ................................     2,431,962
  14,600    Bristol-Myers Squibb Co. .....................     1,838,687
  17,033    Cardinal Health, Inc. ........................     1,229,570
  15,300    Elan Corp. PLC, ADR(1)* ......................     1,173,319
   6,400    Pharmacia & UpJohn, Inc. ADR .................       348,800
  27,500    Schering-Plough Corp. ........................     1,538,281
  18,300    Warner Lambert Co. ...........................     1,263,844
  38,900    Watson Pharmaceuticals, Inc.* ................     1,879,356
                                                              ----------
                                                              13,595,563
                                                              ----------

Electric Utilities--1.65%
  25,700    Carolina Power & Light Co. ...................     1,024,787
  13,600    Consolidated Edison Co. of New York Inc. .....       635,800
  16,100    Duke Energy Co. ..............................       915,688
  19,000    Energy East Corp. ............................     1,018,875
  18,200    Utilicorp United Inc. ........................       625,625
                                                              ----------
                                                               4,220,775
                                                              ----------

Electrical Equipment--0.17%
  14,000    SCI Systems Inc.* ............................       433,125
                                                              ----------

Electrical Power--0.43%
  29,900    AES Corp. ....................................     1,111,906
                                                              ----------

Energy Reserves & Production--0.49%
  15,000    Mobil Corp. ..................................     1,247,813
                                                              ----------

Environmental Services--0.62%
  26,100    Allied Waste Industries Inc.* ................       508,950
  22,000    Waste Management, Inc. .......................     1,075,250
                                                              ----------
                                                               1,584,200
                                                              ----------

Financial Services--0.49%
  42,800    C.I.T. Group Inc. ............................     1,262,600
                                                              ----------

Forest Products, Paper--0.55%
  36,700    Fort James Corp. .............................     1,096,412
  17,100    United Stationers Inc.* ......................       313,144
                                                              ----------
                                                               1,409,556
                                                              ----------

GAS UTILITY--0.25%
  12,650    Columbia Energy Group ........................       638,825
                                                              ----------

Industrial Parts--3.98%
  10,400    American Standard Companies, Inc.* ...........       349,050
  32,700    Ingersoll Rand Co. ...........................     1,553,250
  55,900    Lucasvarity PLC, ADR .........................     2,532,968
  54,300    Mettler Toledo International Inc.* ...........     1,388,044
  20,000    SPX Corp.* ...................................     1,142,500
  26,000    United Technologies Corp. ....................     3,220,750
                                                              ----------
                                                              10,186,562
                                                              ----------

PAINEWEBBER BALANCED FUND

Number of
  Shares                                                        Value
---------                                                       -----

COMMON STOCKS--(concluded)

Industrial Services/Supplies--1.02%
   7,000    Delphi Automotive Systems Corp. ..............    $  129,062
  33,300    Tyco International Ltd. ......................     2,478,769
                                                              ----------
                                                               2,607,831
                                                              ----------

Information & Computer Services--0.70%
  14,600    Computer Sciences Corp.* .....................       972,725
  17,100    Valassis Communications Inc.* ................       820,800
                                                              ----------
                                                               1,793,525
                                                              ----------

Leisure--0.80%
  30,900    Eastman Kodak Co. ............................     2,045,194
                                                              ----------

Life Insurance--1.95%
  27,500    American General Corp. .......................     2,014,375
  22,800    Conseco Inc. .................................       682,575
  25,900    Protective Life Corp. ........................       893,550
  30,700    Reliastar Financial Corp. ....................     1,393,012
                                                              ----------
                                                               4,983,512
                                                              ----------

Long Distance & Phone Companies--2.75%
   9,600    AT&T Corp(1) .................................       788,400
  31,800    BellSouth Corp. ..............................     1,470,750
  15,300    GTE Corp. ....................................       992,587
  45,900    MCI WorldCom Inc.* ...........................     3,786,750
                                                              ----------
                                                               7,038,487
                                                              ----------

Media--0.48%
   7,800    Comcast Corp. Class A ........................       553,313
   9,100    Fox Entertainment Group Inc.* ................       236,600
  18,400    Infinity Broadcasting Corp.* .................       437,000
                                                              ----------
                                                               1,226,913
                                                              ----------

Medical Products--0.34%
  34,800    St. Jude Medical, Inc.* ......................       874,350
                                                              ----------

MEDICAL PROVIDERS--0.74%
  32,000    Tenet Healthcare Corp.* ......................       630,000
  16,100    Wellpoint Health Networks Inc.* ..............     1,269,888
                                                              ----------
                                                               1,899,888
                                                              ----------

Mining & Metals--0.42%
  21,000    Martin Marietta Materials, Inc. ..............     1,077,563
                                                              ----------

Motor Vehicles--0.92%
  11,100    Borg Warner Automotive, Inc. .................       483,544
  31,500    Ford Motor Co. ...............................     1,868,343
                                                              ----------
                                                               2,351,887
                                                              ----------

Oil Refining--1.38%
  30,513    BP Amoco PLC, ADR ............................     2,593,605
  29,600    Coastal Corp. ................................       947,200
                                                              ----------
                                                               3,540,805
                                                              ----------


Number of
  Shares                                                         Value
---------                                                        -----

Other Insurance--3.25%
  38,400    ACE Ltd. .....................................    $1,046,400
  30,900    Allstate Corp. ...............................     1,158,750
  24,200    Ambac Financial Group Inc. ...................     1,355,200
  11,010    American International Group Inc. ............     1,254,452
   8,200    Loews Corp. ..................................       641,138
  22,500    MBIA, Inc. ...................................     1,385,156
  17,600    Travelers Property Casualty Corp. ............       667,700
  13,000    Xl Capital Ltd ...............................       796,250
                                                              ----------
                                                               8,305,046
                                                              ----------

Real Property--0.23%
  18,500    Lafarge Corp. ................................       589,688
                                                              ----------

Restaurants--0.61%
  26,500    Brinker International Inc.* ..................       766,844
  30,020    CKE Restaurants, Inc. ........................       797,406
                                                             -----------
                                                               1,564,250
                                                             -----------

Securities & Asset Management--0.67%
  18,800    Morgan Stanley Dean Witter & Co. .............     1,701,400
                                                             -----------

Semiconductor--2.15%
  40,800    Applied Materials, Inc.* .....................     2,269,500
  18,800    Intel Corp. ..................................     2,254,825
  11,200    Uniphase Corp.* ..............................       987,000
                                                             -----------
                                                               5,511,325
                                                             -----------

Specialty Retail--2.00%
  50,200    Office Depot Inc.* ...........................     1,791,512
  29,350    Staples, Inc.* ...............................       863,073
  51,400    Williams Sonoma Inc.* ........................     1,757,238
  21,400    Zale Corp.* ..................................       708,875
                                                             -----------
                                                               5,120,698
                                                             -----------

Thrift--0.47%
  17,600    Dime Bancorp, Inc. ...........................       435,600
  24,800    Greenpoint Financial Corp. ...................       761,050
                                                             -----------
                                                               1,196,650
                                                             -----------

Tobacco--0.22%
  14,300    Philip Morris Companies, Inc. ................       559,488
                                                             -----------

Total Common Stocks (cost--$102,027,321) .................   125,259,844
                                                             -----------

PREFERRED STOCK--0.78%
Industrial Parts--0.78%
  34,000    Federal Mogul Financing Trust+
            (cost--$1,700,000) ...........................     1,984,750
                                                             -----------

PAINEWEBBER BALANCED FUND

Principal
 Amount                                                               Maturity          Interest
  (000)                                                                Dates              Rates          Value
---------                                                             --------          --------         -----
CORPORATE BONDS--10.03%
Bank--0.22%
$    590    Norwest Financial Inc. .......................            02/03/09           5.625%       $   563,126
                                                                                                      -----------

Beverages & Entertainment--0.46%
   1,180    Seagram Joseph E & Sons Inc. .................            12/15/05           6.625          1,175,022
                                                                                                      -----------

Cable--0.72%
   1,800    TCI Communications Inc. ......................            05/01/03           6.375          1,832,677
                                                                                                      -----------

Financial Services--3.22%
   1,915    Associates Corporation NA ....................            11/01/08           6.250          1,912,242
   1,500    AT&T Capital Corp. ...........................            01/16/01           6.875          1,506,513
   2,400    Ford Motor Credit Co. ........................            01/14/03           6.000          2,397,171
   2,430    Household International Netherlands BV .......            12/01/03           6.200          2,431,587
                                                                                                      -----------
                                                                                                        8,247,513
                                                                                                      -----------

Industrial Services/Supplies--0.38%
     965    Tyco International Group SA ..................            06/15/01           6.125            967,716
                                                                                                       -----------

Media--0.26%
     620    News America Holdings Inc. ...................            10/17/96           8.250            676,906
                                                                                                      -----------

Insurance--1.87%
   2,000    American Re Corp. ............................            12/15/26           7.450          2,168,724
     700    Hartford Financial Services Group Inc. .......            11/01/08           6.375            694,618
     800    Loews Corp. ..................................            12/15/06           6.750            815,527
   1,000    Lumbermans Mutual Casualty Co.+ ..............            07/01/26           9.150          1,124,143
                                                                                                      -----------
                                                                                                        4,803,012
                                                                                                      -----------

SECURITIES & ASSET MANAGEMENT--0.68%
   1,775    Morgan Stanley Group Inc. ....................            01/20/04           5.625          1,736,745
                                                                                                      -----------

Tobacco--0.78%
   1,850    Philip Morris Companies Inc. .................      07/01/08 to 01/15/27  7.650 to 7.750    1,988,553
                                                                                                      -----------

Yankee--1.44%
     995    Canadian Imperial Bank Commerce ..............            08/01/00           6.200          1,001,619
   2,655    Sony Corp. ...................................            03/04/03           6.125          2,677,735
                                                                                                      -----------
                                                                                                        3,679,354
                                                                                                      -----------

Total Corporate Bonds (cost--$25,731,086) ................                                             25,670,624
                                                                                                      -----------

PAINEWEBBER BALANCED FUND

Principal
 Amount                                                               Maturity                 Interest
  (000)                                                                Dates                     Rates            Value
---------                                                             --------                 --------           -----
CONVERTIBLE BONDS--0.85%
Medical Providers--0.35%
$  1,000    Omnicare Inc.+ ...............................            12/01/07                  5.000%          $  900,000
                                                                                                                ----------

Specialty Retail--0.50%
     500    Home Depot Inc. ..............................            10/01/01                  3.250            1,287,500
                                                                                                               ----------

Total Convertible Bonds (cost--$1,500,000) ...............                                                       2,187,500
                                                                                                                ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS--22.14%
      45    Federal Home Loan Mortgage Corporation Global             03/18/08                  6.220               44,886
   7,170    Federal Home Loan Mortgage Corporation
              Reference Note .............................      07/15/03 to 10/15/08        5.125 to 5.750      7,070,587
   1,670    Federal National Mortgage Association MTN ....            11/21/07                  6.550            1,675,437
   5,630    Federal National Mortgage Association
              Benchmark Note(1) ..........................            01/15/09                  5.250            5,388,614
   2,570    International Bank For Reconstruction &
              Development ................................            03/17/03                  5.625            2,562,657
  19,706    U.S. Treasury Bonds++ ........................     08/15/13 to 11/15/27        6.125 to 12.000      25,848,690
   5,958    U.S. Treasury Inflation Index Notes ..........            07/15/02                  3.625            5,922,196
   7,984    U.S. Treasury Notes(1) .......................    04/30/02 to 05/15/08          5.625 to 6.625       8,146,370
                                                                                                                ----------
Total U.S. Government and Agency Obligations
  (cost--$58,124,395) ....................................                                                      56,659,437
                                                                                                                ----------

MORTGAGE BACKED SECURITIES--11.78%
Collateralized Mortgage Obligation--1.39
     563    Amresco Commercial Mortgage Funding I Corp.,
              Series 1997-C1,Class A1 ....................            06/17/29                  6.730              573,639
     326    CS First Boston Mortgage Securities Corp.,
              Series 1997-2, Class A+ ....................            06/01/20                  7.500              326,976
     204    FDIC REMIC, Series 1994-C1, Class 2A2 ........            09/25/25                  7.850              206,008
     306    FDIC REMIC, Series 1996-C1, Class 1A .........            05/25/26                  6.750              304,662
     254    FNMA REMIC, Series 1996-M6, Class E ..........            09/17/19                  7.750              253,865
     513    GMAC Commercial Mortgage Security,
              Series 1996-C1, Class A2A ..................            09/15/03                  6.790              522,597
     555    Merrill Lynch Mortgage Investments Inc.,
              Series 1996-C1, Class A1 ...................            04/25/28                  7.150              564,767
     204    Morgan Stanley Capital I Inc.,
              Series 1997-C1, Class A1A ..................            02/15/20                  6.850              205,254
     571    Morgan Stanley Capital I Inc.,
              Series 1997-WF1, Class A1+ .................            10/15/06                  6.830              582,676
                                                                                                                ----------
                                                                                                                 3,540,444
                                                                                                                ----------

Federal National Mortgage Association--9.25%
     580    FNMA .........................................            09/01/28                  6.500              576,414
   1,033    FNMA .........................................      01/01/26 to 02/01/26            7.500            1,062,872
  18,865    FNMA TBA .....................................               TBA                    6.000           18,313,595
   3,715    FNMA TBA .....................................               TBA                    6.500            3,732,044
                                                                                                                ----------
                                                                                                                23,684,925
                                                                                                                ----------

Government National Mortgage Association--1.14%
   2,728    GNMA .........................................            11/15/17                  8.500            2,918,622
                                                                                                                ----------
Total Mortgage Backed Securities (cost--$30,282,387) .....                                                      30,143,991
                                                                                                                ----------

PAINEWEBBER BALANCED FUND

Principal
 Amount                                                               Maturity          Interest
  (000)                                                                Dates              Rates        Value
---------                                                             --------          --------       -----
REPURCHASE AGREEMENTS--14.44%
$ 10,937   Repurchase Agreement dated 2/26/99 with SG
           Cowen Securities, collateralized by $10,402,000
           U.S. Treasury Bonds, 6.125% due 11/15/27
           (value--$11,156,145); proceeds: $10,941,329 ...            03/01/99          4.750%     $ 10,937,000
  13,000   Repurchase Agreement dated 2/26/99 with
           Dresdner Kleinwort Benson NA LLC,
           collateralized by $12,737,000 U.S. Treasury
           Notes, 5.875% due 11/15/05 (value--
           $13,260,363); proceeds: $13,005,124 ...........            03/01/99          4.730        13,000,000
  13,000   Repurchase Agreement dated 2/26/99 with
           Warburg Dillon Reed LLC, collateralized
           by $11,800,000 U.S. Treasury Bonds, 6.750%
           due 8/15/26 (value--$13,260,250);
           proceeds: $13,005,135 .........................            03/01/99          4.740        13,000,000
                                                                                                   ------------
Total Repurchase Agreements (cost--$36,937,000) ..........                                           36,937,000
                                                                                                   ------------
Total Investments (cost--$256,302,189)--108.97% ..........                                          278,843,146
Liabilities in excess of other assets--(8.97)% ...........                                          (22,961,008)
                                                                                                   ------------
Net Assets--100.00%                                                                                $255,882,138
                                                                                                   ============
                                                                                                     (Unrealized)
Number of                                                                            Expiration      Appreciation/
Contracts                                                           Strike Price        Date        (Depreciation)
---------                                                           ------------        ----        --------------

WRITTEN OPTIONS
      60    U.S. Treasury Bonds Futures Calls ............             $134           June 1999       $ 16,515
      60    U.S. Treasury Bonds Futures Calls ............              120           June 1999        (65,049)
                                                                                                      --------
                                                                                                      $(48,534)
                                                                                                      ========


----------
*         Non-Income producing security.

+ Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

++ Security, or a portion thereof, was pledged as collateral for written options transactions.

ADR       American Depository Receipt.

MTN       Medium Term Note.

TBA (To Be Assigned) Securities are purchased on a forward commitment basis with an approximated (generally +/- 1.0%) principal amount and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

REMIC     Real Estate Mortgage Investment Conduit.

(1)       Security, or portion thereof, was on loan at February 28, 1999.


                 See accompanying notes to financial statements

PAINEWEBBER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES                FEBRUARY 28, 1999 (unaudited)

Assets

Investments in securities, at value (cost--$256,302,189) .......................      $278,843,146
Investment of cash collateral for securities loaned (cost--$16,620,600) ........        16,620,600
Receivable for investments sold ................................................           398,230
Dividends and interest receivable ..............................................         1,163,763
Receivable for fund shares sold ................................................           207,179
Other assets ...................................................................            15,037
                                                                                      ------------
Total assets ...................................................................       297,247,955
                                                                                      ------------

Liabilities

Collateral for securities loaned ...............................................        16,620,600
Payable for investments purchased ..............................................        23,849,440
Payable for fund shares repurchased ............................................           379,613
Payable to affiliate ...........................................................           229,087
Due to custodian ...............................................................            14,927
Outstanding options written (premium received $59,280) .........................           107,814
Accrued expenses and other liabilities .........................................           164,336
                                                                                      ------------
Total liabilities ..............................................................        41,365,817
                                                                                      ------------

Net Assets

Capital Stock--$0.001 par value ................................................       213,376,844
Undistributed net investment income ............................................           646,545
Accumulated net realized gains from investment transactions ....................        19,366,326
Net unrealized appreciation of investments and options .........................        22,492,423
                                                                                      ------------
Net assets .....................................................................      $255,882,138
                                                                                      ============

Class A:

Net assets .....................................................................      $203,650,434
Shares outstanding .............................................................        17,601,375
Net asset value and redemption value per share .................................          $  11.57

Maximum offering price per share (net asset value plus sales charge of
  4.50% of offering price) .....................................................         $   12.12

Class B:

Net assets .....................................................................       $31,788,785
Shares outstanding .............................................................         2,691,189
Net asset value and offering price per share ..................................          $   11.81

Class C:

Net assets .....................................................................       $20,072,408
Shares outstanding .............................................................         1,733,304
Net asset value and offering price per share ...................................         $   11.58

Class Y:

Net assets .....................................................................       $   370,511
Shares outstanding .............................................................            32,043
Net asset value and offering price per share ...................................         $   11.56

                 See accompanying notes to financial statements

PAINEWEBBER BALANCED FUND

STATEMENT OF OPERATIONS

                                                                                          For the Six
                                                                                         Months Ended
                                                                                       February 28, 1999
                                                                                          (unaudited)
                                                                                       -----------------
Investment income:

Interest ...........................................................................      $2,686,142
Dividends ..........................................................................         820,433
                                                                                          ----------
                                                                                           3,506,575
                                                                                          ----------

Expenses:

Investment advisory and administration .............................................         919,112
Service fees--Class A ..............................................................         246,840
Service and distribution fees--Class B .............................................         149,726
Service and distribution fees--Class C .............................................          87,073
Transfer agency and service ........................................................          82,624
Custody and accounting .............................................................          75,391
Legal and audit ....................................................................          43,180
Reports and notices to shareholders ................................................          35,934
State registration .................................................................          29,874
Directors fees and expenses ........................................................           6,695
Other expenses .....................................................................           1,026
                                                                                         -----------
                                                                                           1,677,475
                                                                                         -----------
Net investment income ..............................................................       1,829,100
                                                                                         -----------

Realized and unrealized gains (losses) from investment activities:
Net realized gains from:
  Investment transactions ..........................................................      16,695,098
  Options and futures transactions .................................................          48,749
Net change in unrealized appreciation/depreciation of:
  Investments ......................................................................      14,735,612
  Options ..........................................................................         (31,047)
                                                                                         -----------

Net realized and unrealized gains from investment activities .......................      31,448,412
                                                                                         -----------

Net increase in net assets resulting from operations ...............................     $33,277,512
                                                                                         ===========

                 See accompanying notes to financial statements

PAINEWEBBER BALANCED FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                                  For the Six
                                                                                  Months Ended      For the Year
                                                                              February 28, 1999   Ended August 31,
                                                                                  (unaudited)          1998
                                                                              -----------------   ----------------

From operations:

Net investment income .......................................................   $   1,829,100    $   4,003,592
Net realized gains from investment, option and futures transactions .........      16,743,847       33,245,475
Net change in unrealized appreciation/depreciation of investments and options      14,704,565      (29,081,375)
                                                                                -------------    -------------
Net increase in net assets resulting from operations ........................      33,277,512        8,167,692
                                                                                -------------    -------------

Dividends and distributions to shareholders from:

Net investment income--Class A ..............................................      (2,021,399)      (3,302,099)
Net investment income--Class B ..............................................        (177,153)        (237,412)
Net investment income--Class C ..............................................        (125,018)        (126,665)
Net investment income--Class Y ..............................................          (2,930)            (803)
Net realized gains from investment transactions--Class A ....................     (19,640,107)     (21,634,316)
Net realized gains from investment transactions--Class B ....................      (2,933,076)      (2,516,998)
Net realized gains from investment transactions--Class C ....................      (1,816,995)      (1,124,576)
Net realized gains from investment transactions--Class Y ....................         (24,553)            --
                                                                                -------------    -------------
Total dividends and distributions to shareholders ...........................     (26,741,231)     (28,942,869)
                                                                                -------------    -------------

From capital stock transactions:

Net proceeds from sale of shares ............................................      21,069,754       44,392,815
Cost of shares repurchased ..................................................     (19,565,526)     (34,290,423)
Proceeds from dividends reinvested ..........................................      24,298,223       26,308,838
                                                                                -------------    -------------
Net increase in net assets from capital stock transactions ..................      25,802,451       36,411,230
                                                                                -------------    -------------
Net increase in net assets ..................................................      32,338,732       15,636,053

Net assets:

Beginning of period .........................................................     223,543,406      207,907,353
                                                                                -------------    -------------
End of period (including undistributed net investment income
  of $646,545 and $1,143,945 respectively) ..................................   $ 255,882,138    $ 223,543,406
                                                                                =============    =============


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Master Series, Inc. ("Master Series") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company which currently offers two series of shares: PaineWebber Balanced Fund (the "Fund") and PaineWebber Money Market Fund. The financial statements for PaineWebber Money Market Fund are not included herein.

   The Fund currently offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C each have exclusive voting rights with respect to their service and/or distribution plan.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), and investment adviser, administrator, and distributor of the Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securites are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, the Master Series' Board of Directors. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board of Directors determines that this does not represent fair value.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS (unaudited)


   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   Futures Contracts--Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

   Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund primarily uses financial futures contracts for hedging or to manage the average duration of the Fund's portfolio. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

   Option Writing--When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

NOTES TO FINANCIAL STATEMENTS (unaudited)


WRITTEN OPTION ACTIVITY

   Transactions in options written for the six months ended February 28, 1999 were as follows:


                                                           Number of
                                                            Options    Premiums
                                                            -------    --------
   Options outstanding at August 31, 1998 ............          50    $  12,982
   Options written ...................................         426      224,507
   Options terminated in closing purchase transactions        (293)    (146,913)
   Options expired ...................................         (63)     (31,296)
                                                         ---------    ---------
   Options outstanding at February 28, 1999 ..........         120    $  59,280
                                                         =========    =========

INVESTMENT ADVISER AND ADMINISTRATOR

   The Board of Directors of Master Series has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                       Annual
         Average Daily Net Assets                                       Rate
         -------------------                                          -------
         Up to $500 million ......................................     0.750%
         In excess of $500 million up to $1.0 billion ............     0.725
         In excess of $1.0 billion up to $1.5 billion ............     0.700
         In excess of $1.5 billion up to $2.0 billion ............     0.675
         Over $2.0 billion .......................................     0.650

     At February 28, 1999, the Fund owed Mitchell Hutchins $149,117 in investment advisory and administration fees.

     For the six months ended February 28, 1999, the Fund paid $2,166 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares (Class Y shares have no service or distribution plan). At February 28, 1999, the Fund owed Mitchell Hutchins $79,491 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended February 28, 1999, it received $86,048 in sales charges.

SECURITY LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued

NOTES TO FINANCIAL STATEMENTS (unaudited)


interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received $4,079 as compensation from the Fund for the six months ended February 28, 1999. At February 28, 1999, the Fund owed PaineWebber $479 in security lending fees. For the six months ended February 28, 1999 the Fund earned $12,220 from security lending transactions.

     At February 28, 1999, the Fund's custodian held cash having an aggregate value of $16,620,600 as collateral for portfolio securities loaned having a market value of $15,720,451 which was invested as follows:

  Number of
   Shares                                                                                       Value
   ------                                                                                       -----

12,093,968  Janus Money Market Institutional Shares ......................................   $12,093,968
 3,526,632  Liquid Assets Portfolio ......................................................     3,526,632
 1,000,000  MH Private Money Market Fund LLC .............................................     1,000,000
                                                                                             -----------

            Total investments of cash collateral for securities loaned (cost--$16,620,600)   $16,620,600
                                                                                             ===========

BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended February 28, 1999, the Fund did not borrow under the Facility.

TRANSFER AGENCY RELATED SERVICE FEES

   PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended February 28, 1999, PaineWebber received approximately 58% of the total service fees collected by PFPC, Inc.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at February 28, 1999 was substantially the same as the cost of securities for financial statement purposes.

   At February 28, 1999, the components of net unrealized appreciation of investments were as follows:


      Gross appreciation (investments having an excess of value over cost) .........  $ 27,891,591
      Gross depreciation (investments having an excess of cost over value) .........    (5,350,634)
                                                                                      ------------
      Net unrealized appreciation of investments ...................................  $ 22,540,957
                                                                                      ============

     For the six months ended February 28, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $290,587,126 and $289,187,435, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited)


FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

CAPITAL STOCK

   There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 4 billion is allocated to Balanced Fund. Transactions in shares of common stock were as follows:

For the Six Months Ended         Class A                Class B                Class C                 Class Y
                            -----------------       ----------------       ----------------       -----------------
   February 28, 1999:       Shares     Amount       Shares    Amount       Shares    Amount       Shares     Amount
                            ------     ------       ------    ------       ------    ------       ------     ------
Shares sold ..........     672,372  $ 8,003,510    577,415  $6,956,140    495,483  $5,917,270      16,170   $192,834
Shares repurchased ...  (1,224,615) (14,597,450)  (206,904) (2,524,883)  (208,325) (2,417,150)     (2,078)   (26,043)
Dividends reinvested .   1,754,060   19,820,876    234,376   2,709,392    153,616   1,740,472       2,434     27,483
Shares converted from
  Class B to Class A .     220,266    2,621,064   (216,176) (2,621,064)        --         --          --         --
                         ---------  -----------    -------  ----------    -------  ----------      ------   --------

Net increase .........   1,422,083  $15,848,000    388,711  $4,519,585    440,774  $5,240,592      16,526   $194,274
                         =========  ===========    =======  ==========    =======  ==========      ======   ========
For the Six Months Ended         Class A                Class B                Class C                 Class Y
                            -----------------       ----------------       ----------------       -----------------
   August 31, 1998:         Shares     Amount       Shares    Amount       Shares    Amount       Shares     Amount
                            ------     ------       ------    ------       ------    ------       ------     ------
Shares sold ..........   1,263,207  $15,579,179  1,298,840  $16,390,056   980,331  $12,228,828    15,473   $194,752
Shares repurchased ...  (1,907,300) (23,733,561)  (354,528)  (4,507,312) (486,939)  (6,049,297)      (21)      (253)
Dividends reinvested .   2,052,585   22,750,251    215,129    2,429,905   101,409    1,127,879        65        803
Shares converted from
  Class B to Class A .     661,504    8,252,506   (650,161)  (8,252,506)       --           --        --         --
                         ---------  -----------    -------  -----------   -------  -----------    ------   --------

Net increase .........   2,069,996  $22,848,375    509,280  $ 6,060,143   594,801  $ 7,307,410    15,517   $195,302
                         =========  ===========    =======  ===========   =======  ===========    ======   ========

PAINEWEBBER BALANCED FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                           Class A
                                            -------------------------------------------------------------------------------
                                               For the
                                                 Six                             For the
                                               Months           For the            Six       For the            For the
                                                Ended             Years          Months        Year             Years
                                            February 28,          Ended            Ended       Ended             Ended
                                                1999            August 31,       August 31,  February 29,      February 28,
                                                             ---------------                                  --------------
                                             (unaudited)     1998       1997       1996 (2)     1996          1995      1994
                                             -----------     ----       ----       --------     ----          ----      ----
Net asset value, beginning of period .....   $   11.27   $   12.50   $   10.27   $   10.85   $    9.80   $   12.04  $   11.54
                                             ---------   ---------   ---------   ---------   ---------   ---------  ---------
Net investment income ....................        0.10++      0.23++      0.23++      0.12++      0.27++      0.26       0.22
Net realized and unrealized gains (losses)
   from investments, futures and options .        1.56++      0.31++      2.79++     (0.12)++     1.84++     (1.07)      1.31
                                             ---------   ---------   ---------   ---------   ---------   ---------  ---------
Net increase (decrease) from investment
  operations .............................        1.66        0.54        3.02        0.00        2.11       (0.81)      1.53
                                             ---------   ---------   ---------   ---------   ---------   ---------  ---------
Dividends from net investment income .....       (0.13)      (0.22)      (0.24)      (0.10)      (0.31)      (0.23)     (0.25)
Distributions from net realized gains from
  investment transactions ................       (1.23)      (1.55)      (0.55)      (0.48)      (0.75)      (1.20)     (0.78
                                             ---------   ---------   ---------   ---------   ---------   ---------  ---------
Total dividends and distributions to
  shareholders ...........................       (1.36)      (1.77)      (0.79)      (0.58)      (1.06)      (1.43)     (1.03)

Net asset value, end of period ...........   $   11.57   $   11.27   $   12.50   $   10.27   $   10.85   $    9.80  $   12.04
                                             =========   =========   =========   =========   =========   =========  =========
Total investment return (1) ..............       14.94%       4.69%      30.67%       0.03%      22.08%      (6.02)%    13.57%
                                             =========   =========   =========   =========   =========   =========  =========


Ratios/supplemental data:
Net assets, end of period (000's) ........   $ 203,650    $182,362    $176,403    $157,525    $171,609    $174,761   $216,492
Expenses to average net assets ...........        1.22%*      1.26%       1.46%       1.34%*      1.29%       1.26%      1.21%
Net investment income to average
  net assets .............................        1.64%*      1.88%       2.02%       2.19%*      2.55%       2.41%      1.74%
Portfolio turnover rate ..................         126%        190%        188%        103%        188%        107%        69%



----------
*    Annualized.
++   Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2)  Fiscal year changed to August 31.

PAINEWEBBER BALANCED FUND


FINANCIAL HIGHLIGHTS (concluded)

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                                  Class B
                                        -----------------------------------------------------------------------------------------
                                           For the
                                             Six                                  For the
                                           Months               For the             Six           For the             For the
                                            Ended                Years             Months           Year               Years
                                        February 28,             Ended              Ended           Ended              Ended
                                            1999               August 31,           August 31,    February 29,       February 28,
                                                          -----------------                                        --------------
                                         (unaudited)      1998         1997          1996 (2)       1996           1995      1994
                                         -----------      ----         ----          --------       ----           ----      ----

Net asset value, beginning of period       $11.48        $12.70        $10.42        $11.00         $9.90        $12.10     $11.56
                                           ------        ------        ------        ------         -----        ------     ------
Net investment income ...............        0.05++        0.14++        0.14++        0.08++        0.19++        0.44       0.26
Net realized and unrealized gains
  (losses) from investments,
  futures and options ...............        1.58++        0.31++        2.84++       (0.11)++       1.86++       (1.32)      1.18
                                           ------        ------        ------        ------         -----        ------     ------
Net increase (decrease) from
  investment operations .............        1.63          0.45          2.98         (0.03)         2.05         (0.88)      1.44
                                           ------        ------        ------        ------         -----        ------     ------
Dividends from net
  investment income .................       (0.07)        (0.12)        (0.15)        (0.07)        (0.20)        (0.12)     (0.12)
Distributions from net realized gains
  from investment transactions ......       (1.23)        (1.55)        (0.55)        (0.48)        (0.75)        (1.20)     (0.78)
                                           ------        ------        ------        ------         -----        ------     ------
Total dividends and distributions
  to shareholders ...................       (1.30)        (1.67)        (0.70)        (0.55)        (0.95)        (1.32)     (0.90)
                                           ------        ------        ------        ------         -----        ------     ------
Net asset value, end of period ......      $11.81        $11.48        $12.70        $10.42        $11.00        $ 9.90     $12.10
                                           ======        ======        ======        ======        ======        ======     ======
Total investment return (1) .........       14.44%         3.87%        29.70%        (0.30)%       21.20%        (6.68)%    12.62%
                                           ======        ======        ======        ======        ======        ======     ======


Ratios/supplemental data:
Net assets, end of period (000's) ...     $31,789       $26,425       $22,768       $22,307       $26,627       $37,104    $83,178
Expenses to average net assets ......        1.98%*        2.03%         2.22%         2.09%*        2.05%         1.98%      2.05%
Net investment income to average
  net assets ........................        0.87%*        1.13%         1.27%         1.43%*        1.81%         1.60%      1.00%
Portfolio turnover rate .............         126%          190%          188%          103%          188%          107%        69%



-----------
*    Annualized.
++   Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.
(2)  Fiscal year changed to August 31.

PAINEWEBBER BALANCED FUND


                                                                          Class C
                                          ------------------------------------------------------------------------------
                                                For the
                                                  Six               For the                   For the
                                                 Months              Years                     Six       For the
                                                 Ended               Ended                    Months      Year
                                             February 28,          August 31,                 Ended       Ended
                                                 1999          -----------------           August 31,  February 29,
                                            (unaudited)        1998         1997            1996 (2)       1996
                                            -----------        ----         ----            --------       ----

Net asset value, beginning of period         $11.28            $12.52         $10.29         $10.88        $9.82
                                             ------            ------         ------         ------        -----
Net investment income ...............          0.05++            0.14++         0.14++         0.08++       0.19++
Net realized and unrealized gains
  (losses) from investments,
  futures and options ...............          1.56++            0.31++         2.80++        (0.12)++      1.84++
                                             ------            ------         ------         ------        -----
Net increase (decrease) from
  investment operations .............          1.61              0.45           2.94          (0.04)        2.03
                                             ------            ------         ------         ------        -----
Dividends from net
  investment income .................         (0.08)            (0.14)         (0.16)         (0.07)       (0.22)
Distributions from net realized gains
  from investment transactions ......         (1.23)            (1.55)         (0.55)         (0.48)       (0.75)
                                             ------            ------         ------         ------        -----
Total dividends and distributions
  to shareholders ...................         (1.31)            (1.69)         (0.71)         (0.55)       (0.97)
                                             ------            ------         ------         ------        -----
Net asset value, end of period ......        $11.58            $11.28         $12.52         $10.29       $10.88
                                             ======            ======         ======         ======       ======

Total investment return (1) .........         14.52%             3.89%         29.70%         (0.38)%      21.12%
                                             ======            ======         ======         ======       ======
Ratios/supplemental data:
Net assets, end of period (000's) ...       $20,072           $14,581         $8,736         $6,979       $7,469
Expenses to average net assets ......          1.95%*            2.00%          2.21%          2.09%*       2.08%
Net investment income to average
  net assets ........................          0.91%*            1.18%          1.27%          1.44%*       1.77%
Portfolio turnover rate .............           126%              190%           188%           103%         188%

                                                  Class C                Class Y
                                          -----------------------    --------------------
                                                                      For the      For the
                                                    For the             Six         Period
                                                     Years             Months      March 26,
                                                     Ended              Ended        1998+
                                                  February 28,       February 28,  through
                                             ------------------          1999      August 31,
                                               1995          1994     (unaudited)    1998
                                               ----          ----     -----------    ----

Net asset value, beginning of period          $12.03         $11.54      $11.27       $12.55
                                              ------         ------      ------       ------
Net investment income ...............           0.19           0.14        0.11++       0.11++
Net realized and unrealized gains
  (losses) from investments,
  futures and options ...............          (1.07)          1.30        1.56++      (1.28)++
                                              ------         ------      ------       ------
Net increase (decrease) from
  investment operations .............          (0.88)          1.44        1.67        (1.17)
                                              ------         ------      ------       ------
Dividends from net
  investment income .................          (0.13)         (0.17)      (0.15)       (0.11)
Distributions from net realized gains
  from investment transactions ......          (1.20)         (0.78)      (1.23)          --
                                              ------         ------      ------       ------
Total dividends and distributions
  to shareholders ...................          (1.33)         (0.95)      (1.38)       (0.11)
                                              ------         ------      ------       ------
Net asset value, end of period ......          $9.82         $12.03      $11.56       $11.27
                                              ======         ======      ======       ======

Total investment return (1) .........          (6.69)%        12.75%      15.03%       (9.41)%
                                              ======         ======      ======       ======
Ratios/supplemental data:
Net assets, end of period (000's) ...         $8,525        $12,916        $371         $175
Expenses to average net assets ......           2.01%          1.96%       0.98%*       0.89%*
Net investment income to average
  net assets ........................           1.62%          0.97%       1.92%*       2.48%*
Portfolio turnover rate .............            107%            69%        126%         190%

                      This Page Intentionally Left Blank.

BOARD OF TRUSTEES

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Mark A. Tincher
Vice President

Dennis L. McCauley
Vice President

Susan P. Ryan
Vice President

T. Kirkham Barneby
Vice President


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or corresponding firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.


BOND FUNDS

o    High Income Fund
o    Investment Grade Income Fund
o    Low Duration U.S. Government Income Fund
o    Strategic Income Fund
o    U.S. Government Income Fund


TAX-FREE BOND FUNDS

o    California Tax-Free Income Fund
o    Municipal High Income Fund
o    National Tax-Free Income Fund
o    New York Tax-Free Income Fund


STOCK FUNDS

o    Financial Services Growth Fund
o    Growth Fund
o    Growth and Income Fund
o    Mid Cap Fund
o    Small Cap Fund
o    S&P 500 Index Fund
o    Tax-Managed Equity Fund
o    Utility Income Fund


ASSET ALLOCATION FUNDS

o    Balanced Fund
o    Tactical Allocation Fund


GLOBAL FUNDS

o    Asia Pacific Growth Fund
o    Emerging Markets Equity Fund
o    Global Equity Fund
o    Global Income Fund


MITCHELL HUTCHINS PORTFOLIOS

o    Aggressive Portfolio
o    Moderate Portfolio
o    Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

                                   PAINEWEBBER

                    (Copyright)1999 PaineWebber Incorporated
                                   Member SIPC


PAINEWEBBER



BALANCED
FUND


SEMIANNUAL REPORT

FEBRUARY 28, 1999